Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
Nature of operations

1. Nature of operations

Optimus Healthcare Services, Inc. (formerly Between Dandelions, Inc., “Optimus”, “Company”) was initially organized under the laws of Florida on February 26, 1990, as Phoenix Management Associates, Inc. Over the ensuing years, the Company made a series of amendments to its Articles of Incorporation relating to authorization of various series of Preferred Shares and made a series of name changes. The current name of Optimus Healthcare Services, Inc. became effective with the State of Florida on January 24, 2021.

The Company is dedicated to advancing access to clinical trial research through its portfolio company Clinical Research Alliance, Inc. (“CRA”), and until December 2023 when it discontinued operations of its early stage pharmacy operation, through its portfolio company Worker’s Health Rx (d/b/a “Vitality Rx”).

1. Nature of operations

Optimus Healthcare Services, Inc. (formerly Between Dandelions, Inc., “Optimus”, “Company”) was initially organized under the laws of Florida on February 26, 1990, as Phoenix Management Associates, Inc. Over the ensuing years, the Company made a series of amendments to its Articles of Incorporation relating to authorization of various series of Preferred Shares and made a series of name changes. The current name of Optimus Healthcare Services, Inc. became effective with the State of Florida on January 24, 2021.

The Company is dedicated to advancing access to clinical trial research through its portfolio company Clinical Research Alliance, Inc. (“CRA”), and until December 2023 when it discontinued operations of its early stage pharmacy operation, through its portfolio company Worker’s Health Rx (d/b/a “Vitality Rx”).